Significant Accounting Policies and Recent Accounting Pronouncements, Segment Reporting (Details) - Segment	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2020
Segment Information [Abstract]
Number of reportable segments	4	3	1